SHARE-BASED COMPENSATION: (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION:
Summary of share-based compensation expense

	Year ended December 31
	2021	2020	2019
Cost of revenue	$1,217	$316	$176
Research and development	24,419	3,881	3,862
Sales and marketing	16,807	4,692	4,683
General and administrative	36,072	3,707	6,608
Total share-based compensation expenses	$78,515	$12,596	$15,329

Summary of share option activity

			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value (U.S.
	Number of	Price (U.S.	Term	dollars in
	Options	dollars)	In Years	thousands)
Balance as of December 31, 2020	78,030,653	$0.8	4.77	$188,342
Granted	40,341,308	3.1
Exercised(*)	(13,862,118)	0.6
Forfeited	(1,270,774)	1.42
Balance as of December 31, 2021	103,239,069	$1.71	5.95	$622,635
Exercisable, December 31, 2020	41,843,026	$0.6	3.93	$109,275
Exercisable, December 31, 2021	43,519,611	$0.72	3.62	$305,465

Summary of calculated fair value of option grants estimated using the Black-Scholes option-pricing model

	Year ended December 31
	2021	2020	2019
Risk-free interest rate	0.60%-1.37%	0.24%-1.44%	1.51%-2.53%
Expected option term (in years)	5.61-6.11	4.27-4.61	4.00-4.61
Expected price volatility	38%	34%-43%	38%-43%
Fair value of an ordinary share	$4.45-$8.40	$1.30-$3.21	$1.10-$1.30
Dividend yield	0%	0%	0%

Summary of our RSUs activity

		Weighted-
		Average
		Grant Date
		Fair Value
	Number of	Price (U.S.
	Shares	dollars)
Unvested RSUs outstanding as of December 31, 2020	1,483,770	$1.24
Granted	2,080,087	11.31
Vested	(1,398,508)	1.29
Forfeited	(22,163)	11.62
Unvested RSUs outstanding as of December 31, 2021	2,143,186	$10.88